SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of non-controlling interests with respect to business combinations and acquisition of equity method investees, realization of deferred tax assets, uncertain income tax positions and share-based compensation. Actual results could materially differ from those estimates.

Changes in Presentation of Comparative Information

Certain comparative amounts have been reclassified to conform with the current year’s presentation.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. Furthermore, if the Company demonstrates that it has ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.5063 on December 29, 2017 in the city of New York for wire transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, 500.com UK, 500.com USA, 500.com JP, Qufan Cayman, Qufan HK is the US$. The functional currency of The Multi Group and its subsidiaries and Qufan Malta is EUR. E-Sun Sky Computer, Qufan Information Technology and their VIEs determined their functional currencies to be the RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income as a component of shareholders’ equity. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of comprehensive income (loss).

Business combinations and noncontrolling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

For the Company's majority-owned VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to noncontrolling interests”. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company's consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Restricted cash

Restricted cash represents cash held by banks which were granted by the government and designated only for the purchase of fixed assets for certain approved projects.

Time deposits

Time deposits represent deposits in commercial banks with original maturities of greater than three months but less than a year. Interest income from time deposits is included in the consolidated statements of comprehensive income (loss). During the years ended December 31, 2015, 2016 and 2017, the Group recorded interest income of RMB20,589, RMB23,859 and RMB20,574 (US$3,162), respectively, in the consolidated statements of comprehensive income (loss).

Accounts receivables and allowance for doubtful accounts

Accounts receivables are carried at original invoiced amount less an allowance for doubtful accounts when collection of the amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers factors such as customer circumstances or age of the receivable. Accounts receivable are written off after all collection efforts have ceased. Collateral is not typically required, nor is interest charged on accounts receivable.

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual

Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	-

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination
Online payment and other licenses, brand name	10-15 years
Mobile applications and software	5 years

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2017, the Group performed qualitative assessments for the reporting units. Based on the requirements of ASC 350-20, the Group evaluated all relevant factors, weighed all factors in their entirety and concluded that the fair value was greater than the carrying amount of the newly acquired entities, and further impairment testing on goodwill was unnecessary as of December 31, 2017.

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment and intangible assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge for the long-lived assets was recognized for any of the years presented.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments in accordance with ASC 320-10, “Investments—Debt and Equity Securities”. In accordance with ASC 815, “Derivatives and Hedging”, the Group recognizes financial instruments or other contracts that have all the characteristics of a derivative on its balance sheet as either assets or liabilities, at fair value. Changes in the fair value of derivative financial instruments (“financial derivatives”) are either recognized periodically in earnings or in “other comprehensive income” depending on the use of the financial derivatives and whether it qualifies for hedge accounting. Changes in fair values of financial derivatives not qualified as hedges are reported in earnings. The estimated fair values of financial derivatives are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

In accordance with ASC 325, “Investments-Other”, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 (“ASC 323”), “Investments-Equity Method and Joint Ventures”. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Group is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

According to the above testing, an impairment loss of RMB28.8 million (US$ 4.4 million) for the long-term investments was recognized during the year of 2017.

Available-for sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale investments is recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary.

Investments in limited partnerships greater than 3% to 5% are considered more than minor and accounted for using the equity method, unless it is readily apparent that the Group has virtually no influence over the partnership’s financial and operating policies.

Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts receivable, structured deposit (Note 5), other receivables, long-term investments and accounts payable. As of December 31, 2016 and 2017, the carrying values of these financial instruments, approximate their fair values due to their short-term maturities. The Group determined the fair value of the derivative redemption feature and the structured deposit with the assistance of an independent third -party valuation firm.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue recognition

The Group’s revenues were derived principally from online lottery purchase services before voluntary suspension of this service since April 2015. During the voluntary suspension period, The Group diversified its revenue streams, and derived revenues from mobile gaming services, sports information services, online spot commodity trading services and online gaming services. Revenue is recognized in accordance with ASC 605, “Revenue Recognition” when all of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the service has been rendered; (iii) the fees are fixed or determinable; and (iv) collectability is reasonably assured. And with ASC 606, “Revenue from Contracts with Customers” when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied.

The Company will apply the new revenue standard beginning January 1, 2018, and plans to adopt a modified retrospective approach upon adoption. The Group has set up an implementation schedule and is currently in the process of analyzing each of the Group’s revenue streams in accordance with the new revenue standard to determine the impact on the Group’s consolidated financial statements. Specifically, we recognize revenues based on the following revenue recognition principles:

Online lottery purchase services

The Group earns service income for online lottery purchase services and revenues are generated from processing lottery purchase orders from end users (“Service Fee”). The Group receives purchase orders from end users through its online platforms, which include website and mobile applications, and processes the orders with the lottery administration centers. Service Fee is received from the lottery administration centers based on the pre-determined service fee rate and the total amount of the processed orders. Pursuant to ASC 605-45, “Principal Agent Considerations”, the Group records Service Fee on a net basis because the Group is not the primary obligor in the arrangement, but acts as an agent in providing such purchase services. The Group did not generate any revenue from this service since April 2015 when the Group voluntarily suspended the online lottery purchase services due to the change of related government regulation in the PRC. It is uncertain when the services will be resumed.

Contingent service fee

The Group was also entitled to receive additional Service Fee from lottery administration centers when the total amounts of purchase orders reach an agreed threshold (“Contingent Service Fee”). As the Group is the agent in providing lottery purchase services, any Contingent Service Fee received is recorded as net revenue when the agreed thresholds are reached. Once the Group reaches the agreed thresholds, the Contingent Service Fee is then fixed and not subject to any adjustments. As a result of the voluntarily suspension of the online lottery purchase services mentioned above, the Group did not generate any revenue from this source either since April 2015, and it is uncertain when we will be able to generate this fee again in the future.

The Super VIP incentive

Certain qualified end users (“Super VIP”) are entitled to receive incentives from the Group based on actual purchase amount of each transaction. As the Group does not receive an additional service or benefit from the Super VIP other than service fee earned from lottery administration centers by the Group from the transaction, the incentives are recognized as a reduction of revenue at each year end in accordance with ASC 605-50, “Customer Payments and Incentives”.

Lottery pool purchase service

Lottery pools involve individual end users purchasing a share in a pooled lottery outcome or group of outcomes with other end users. Through the lottery pool purchase service, an end user, an initiator, starts a lottery pool by specifying a range of parameters, such as the lottery portfolio, total purchase amount and payout ratio.

The initiator is required to commit a minimum initial purchase amount when they initiate a pool, usually a certain percentage of the total purchase amount. Other end users then join the pool by agreeing to the parameters set by the initiator and committing on the purchase amount. When the total purchase amount as specified by the initiator is reached, the pooled lottery purchase order will be delivered in the manner specified by the initiator. When the actual purchase amount does not reach the total purchase amount as specified by the initiator but reaches a certain percentage of total purchase amount before the lottery pool purchase deadline, the Group contributes the remaining outstanding purchase amount (i.e., residual amount of lottery pool) to complete the lottery pool transaction. If the tickets win prizes from the lottery, the Group distributes the cash prizes to the end users based on the predetermined payout ratio, and the residual amount after distribution is retained by the Group.

Since the Group contributes the residual amount of lottery pool to earn Service Fee from the purchase made by the lottery pool and does not provide any service to the lottery administration centers, the residual amount of lottery pool contributed by the Group paid to the lottery administration centers is recognized as a reduction of revenue. The residual amount of the lottery pool retained by the Group after distribution of the prizes are presented as “other operating income”, and recognized upon the announcement of lottery results, as the Group’s principal activity is to provide lottery purchase services to end users.

Mobile Gaming Services

The Group provides mobile gaming services through its designated mobile applications Quiz, Night of Texas Hold’em Poker and Paiyou for Texas Hold’em Poker, and derives revenues from in-game virtual tokens and other virtual items in its game development operations. Once the users purchase virtual tokens or other virtual items through the Group’s own charging system, the Group has an implied obligation to provide the services which enable the virtual tokens or other virtual items to be displayed or used in the games. Thus, the Group initially records the proceeds received from the sales of virtual tokens and other virtual items as deferred revenue, and once they are consumed when the services are rendered to the respective paying players, the Group recognizes the attributable portion of the deferred revenue as revenue. For consumable virtual items representing items that are extinguished after consumption in the form of fixed charges levied on each round of games played, the Group recognizes revenue when the items are consumed and the related services are rendered, since the paying players will not continue to benefit from the virtual items thereafter. For durable virtual items that are accessible and beneficial to paying players over an extended period, the Group recognizes revenue ratably over the average life of durable virtual items for the applicable game, which the Group makes best estimates to be average playing period of paying players. The Group tracks each paying player’s log-in history to estimate the average playing period of paying players. While the Group believes its estimates to be reasonable based on sufficient available paying player information, it may revise such estimates in the future as the games’ operation periods change or there is indication that the similarities in characteristics and playing patterns of paying players of the games change. Any adjustments arising from changes in the estimates of the average paying player life would be applied prospectively.

Sports Information Services

The Group offers a comprehensive sports information portal via a designated mobile application, which covers (i) real time soccer match information; and (ii) data-driven soccer match predictions generated by our proprietary analysis engine. Users can also post free or pay-per-view contents such as proprietary observations and analyses on the sports information portal. The users pay for each information and data subscription at a fixed price, and the Group pays the original information providers a fixed percentage of total purchase amount. Revenue is recognized when users is accessible to the pay-per-view contents. The Group records the revenue on a net basis because the Group is not the primary obligor to provide the information, but acts as an agent in providing such purchase services.

Online spot commodity trading services

The Group provides online spot commodity trading services through our designated website and mobile application in Shenzhen Kaisheng. We provide our customers with reliable online spot commodity trading for gold trade and delay products across PC and mobile devices. We processed customer orders through a commercial bank, which is a member of Shanghai Gold Exchange in the past, and is in the process of forming a joint venture with another member of such exchange in the second quarter of 2018 to process its customer orders. Trading commissions are received from the commercial bank based on the pre-determined commission fee rate and the total amount of the processed orders. We began to generate a small amount of revenue from trading commissions on the online spot commodity trading services in 2017.

Online gaming services

The Group also provides online lottery betting and online casino platforms through our designated website in TMG, We earn difference between betting and winning for online lottery betting services and online casino platforms as revenues that are generated from our registered users. The registered users enter into certain terms and conditions when they first open their accounts with us. Lottery and Casino purchase orders are placed by users through our online platforms view website. Then we process these orders. Prior to processing orders, users prepay all purchase amounts. We pay users prizes when there are any winnings attributable to users. We record revenues on a net basis by deducting the winning amounts from betting amounts. Revenue comprises the fair value of the consideration received for the provision of internet gaming in the ordinary course of the company's activities, which is recognized when the outcome of an event is known.

Cost of services

Account handling expenses

Account handling expenses, which consist primarily of transaction fees charged by banks and third-party payment processors for cash transfers between our users’ accounts on our online platform including websites and mobile applications and their accounts with banks or third-party payment processors, were RMB7.0 million, RMB0.7 million and RMB3.7 million (US$0.6 million) in 2015, 2016 and 2017, respectively.

Server leasing and maintenance expenses

Server leasing and maintenance expenses, which consist primarily of leasing expense of servers and other equipment used in providing online services, were RMB7.6 million, RMB8.3 million and RMB9.2 million (US$1.4 million) in 2015, 2016 and 2017, respectively.

Lottery Insurance expenses

Lottery insurance expenses, are consist of insurance premiums payable to insurers for covering the first two categories of winnings in online gaming services for betting on the outcome of lotteries after the acquisition of TMG in July 2017, were RMB7.0 million (US$1.1 million) in 2017.

Platform fee

Platform fees, are consist of fees payable to online gaming software suppliers for providing various online casino games on The Multi Group’s websites after the acquisition of TMG in July 2017, were RMB5.9 million (US$0.9 million) in 2017.

Regulatory and compliance fees

Regulatory and compliance fees, which consist of fees payable to regulatory bodies such as Gambling Commission, HM Revenue & Customs, Malta Gaming Authority and Certria EOOD after the acquisition of TMG in July 2017, were RMB0.6 million (US$0.1 million) in 2017.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combination, were RMB1.2 million and RMB26.1 million (US$4.0 million) in 2016 and 2017, respectively.

Cost of services also comprises employee costs, business tax and surcharges and other direct costs incurred in providing services. These costs are expensed as incurred.

Sales and marketing expenses

Commission to certain internet companies
The Group is responsible to pay certain internet companies a predetermined fixed percentage of the total purchase or deposit amount only if 1) public users enter the Group’s website by redirection through these internet companies’ website, and/or 2) public users have successfully purchased any lottery tickets, virtual tokens, or betting, or deposited certain amounts of cash into their accounts in the Group’s website. The Group is responsible for providing respective services when such public users enter the Group’s website to purchase lottery tickets, virtual tokens or betting. Since these internet companies are providing similar services as those services that have been provided by the Group’s internal sales personnel agent, any relevant costs to be paid by the Group is treated as sales and marketing expenses.

Advertising expenditure
Advertising costs are expensed as incurred and are included in “sales and marketing expenses” in the consolidated statements of comprehensive income (loss). Advertising expenses for the years ended December 31, 2015, 2016 and 2017 were approximately RMB26,192, RMB347 and RMB967 (US$149), respectively.

Sponsorship expenses
The Group’s sales and marketing expenses also consist of payments under a sponsorship contract. Accounting for sponsorship payments is based upon specific contract provisions.

Generally, sponsorship payments are expensed on a straight-line basis over the term of the contract after giving recognition to periodic performance provisions of the contract. Prepayments made under the contract are included in prepayments based on the period to which the prepayments apply.

Awards granted to certain qualified end users
All new end users are entitled to receive bonus credits from the Group upon the initial registration of their user accounts and all existing users are entitled to receive bonus credits from the Group by depositing a specified amount of cash into their user accounts during a marketing promotion period. The end users can only apply the bonus credits received against future lottery product purchases and online gaming orders processed by the Group. The bonus credits are recognized as sales and marketing expenses when the bonus credits are granted to the end users.

All new and existing end users are entitled to receive additional prize money for winning tickets from selected lotteries purchased through the Group during a marketing promotion period. The cost of the additional prize money is to be shared between the lottery administration centers and the Group at a predetermined percentage or funded entirely by the Group. As the Group does not receive an identifiable benefit in return for the consideration that is sufficiently separable from the lottery administration centers’ purchase of lottery processing services from the Group, the additional prize money provided to the lottery administration center, are recognized as a reduction of revenue at each period end in accordance with ASC 605-50, “Customer Payments and Incentives”. The additional prize money provided directly from the Group to customers are recognized as sales and marketing expenses when the prize are granted to the end users.

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group’s website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Leases

The Group leases certain office facilities under cancelable and non-cancelable operating leases, generally with an option to renew upon expiration of the lease term. In accordance with ASC 840, “Leases”, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group had no capital leases for the years ended December 31, 2015, 2016 and 2017.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income (loss) in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law and is classified in the consolidated statements of comprehensive income (loss) as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740 (“ASC 740”), “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits which is included in the “long-term payables” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30 (“ASC 740-30”), “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Share-based compensation

Share options and restricted shares granted to employees and directors
Share options  and restricted shares granted to employees and directors are accounted for under ASC 718 (“ASC 718”), Compensation - Stock compensation. In accordance with ASC 718, the Group determines whether a share option or restricted shares should be classified and accounted for as a liability award or an equity award. All grants of share options and restricted shares to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. There were no liability awards granted during any of the periods stated herein. The Group recognizes compensation expense using the accelerated method for share options and restricted shares granted with graded vesting based on service conditions, provided that the amount of compensation expense recognized at any date is at least equal to the portion of the grant-date value of the share options and restricted shares that are vested at that date.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The compensation costs associated with a modification of the terms of the award (“Modification Award”) are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the Modification Award over the fair value of the original award at the modification date. Therefore, in relation to the Modification Award, the Group recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

Share options granted to non-employees
The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based payment to non-employees”. As the share options granted to non-employees were fully vested on the grant date, the related compensation expense was fully recognized in the consolidated statement of comprehensive income (loss) on the grant date.

The Group, with the assistance of an independent valuation firm, determined the fair values of the share options recognized in the consolidated financial statements. The binomial option pricing model is applied in determining the estimated fair value of the share options granted to employees and non-employees.

Earnings (Loss) per share

The Group computes earnings per Class A and Class B ordinary shares in accordance with ASC 260 (“ASC 260”), “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Group’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net loss per share of Class A ordinary shares, the undistributed earnings are equal to net loss for that computation.

For the purposes of calculating the Group’s basic and diluted earnings (loss) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income (loss) over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive income (loss) in proportion to the depreciation of the related assets.

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Change in accounting principle

There were no changes during 2017 relating to (i) significant and critical accounting policies, (ii) critical accounting estimates and (iii) evaluation of the quality and application of the Company’s accounting policies and reasonableness of estimates.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board, or the FASB, issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which supersedes the revenue recognition requirements in ASC 605, “Revenue Recognition”. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which entity expects to be entitled to in exchange for goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim period within that reporting period. Early adoption is not permitted. In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers-Deferral of the effective date” (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU 2014-09 issued in May 2014. According to ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group will apply the new revenue standard beginning January 1, 2018, and plans to adopt a modified retrospective approach upon adoption. The cumulative effect of initially applying the guidance will be recognized at the date of initial application is not expected to be material and prior periods will not be retrospectively adjusted. The Group has substantially completed the assessment and implementation work and does not expect the adoption of this standard to have a material impact on the Group’s net revenue in the consolidated statement of comprehensive income (loss) or will have a minimal impact by the new standard. The accounting treatment for the awards granted to certain qualified end user will be impacted the most by the adoption of this ASU. Specifically, the recognition of revenue associated with the awards will be impacted by eliminating the current accrual for the cost of the bonus awarded at the time of play and instead deferring the portion of the revenue received from the customer at the time of play and attributed to the awarded points until a later period when the bonus are redeemed or forfeited. The revenue deferral will be calculated from the portion of the transaction price allocated to the bonus based upon their retail value. Under the former guidance, the cost of the bonus was recorded as an operating expense through the consolidated statements of comprehensive income (loss).

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), “Financial Instruments”. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently adopting this standard on its consolidated financial statements beginning after December 15, 2017.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements

In November 2016, the FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), “Statement of Cash Flows (Topic 230): Restricted Cash”. ASU 2016-18 requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This standard is effective for public business entities in the first quarter of 2018. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for public business entities in the first quarter of 2020. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Scope of Modification Accounting, to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted and application is prospective. The Group has not early adopted this update and it will become effective on January 1, 2018. The Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), and Derivatives and Hedging (Topic 815). The guidance of Part I is to clarify accounting for certain financial instruments with down round feature in a financial instrument that reduces the strike price of an issued financial instrument if the issuer sells shares of its stock for an amount less than the currently stated strike price of the issued financial instrument or issues an equity-linked financial instrument with a strike price below the currently stated strike price of the issued financial instrument. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (“EPS”) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features. The amendments also recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. The amendments in Part I of ASU No. 2017-11 are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Group has not early adopted this update and it will become effective on July 1, 2020. The Group is currently evaluating the impact of our pending adoption of ASU 2017-11 on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. The amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. ASU No. 2018-02 is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Group has not early adopted this update and it will become effective on July 1, 2019. The Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05 - Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 that was signed into law on December 22, 2017 and Staff Accounting Bulletin No. 118 ("SAB 118") that was released by the Securities and Exchange Commission. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Group has evaluated the impact of the Act as well as the guidance of SAB 118 and incorporated the changes into the determination of a reasonable estimate of the deferred tax and appropriate disclosures in the notes to our consolidated financial statements (see Note 12).